Stock Based Compensation (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Based Compensation (Textuals)
Future stock incentive plan awards	9,307,308
Total intrinsic value of options exercised	$ 0	$ 5	$ 18
Aggregate intrinsic value of outstanding stock options	0
Aggregate intrinsic value of exercisable options	0
Black-Scholes option-pricing model assumptions [Abstract]
Weighted-average risk-free interest rate			2.00%	2.50%	2.00%
Dividend yield			1.40%	0.70%	1.00%
Expected life in years			6 years	5 years	5 years
Volatility			37.00%	38.00%	36.00%
Stock options activity [Abstract]
Outstanding at beginning of year (number of shares)	4,409,924	5,481,341	5,414,205
Granted (number of shares)	0	0	1,276,250
Exercised (number of shares)	(46,697)	(591,859)	(928,037)
Forfeited and expired (number of shares)	(1,175,464)	(479,558)	(281,077)
Outstanding at end of year (number of shares)	3,187,763	4,409,924	5,481,341	5,414,205
Options exercisable at year-end (number of shares)	2,934,718	3,191,850	3,166,178
Weighted-average fair value of options granted during the year			$ 18.90
Outstanding at beginning of year (weighted-average exercise price)	$ 48.69	$ 48.40	$ 45.36
Granted (weighted-average exercise price)	$ 0.00	$ 0.00	$ 58.72
Exercised (weighted-average exercise price)	$ 35.22	$ 41.22	$ 43.67
Forfeited and expired (weighted-average exercise price)	$ 50.20	$ 54.57	$ 56.56
Oustanding at end of year (weighted-average exercise price)	$ 48.33	$ 48.69	$ 48.40	$ 45.36
Options exercisable at year-end (weighted-average exercise price)	$ 47.47	$ 48.07	$ 46.22
Options outstanding - Number outstanding	3,187,763
Options outstanding - average remaining contractual life (in years)	5 years 2 months 12 days
Options outstanding - weighted-average exercise price	$ 48.33
Options exercisable - number exercisable	2,934,718
Options exercisable - weighted-average exercise price	$ 47.47
Stock option vesting [Abstract]
Stock options vested	862,127	1,003,888	950,119
Weighted-average exercise price	$ 46.86	$ 52.09	$ 46.73
Stock Option and Other Stock Based Compensation
Stock based compensation	51	51	58
Twenty To Thirty [Member]
Stock options activity [Abstract]
Options outstanding - Number outstanding	300,000
Options outstanding - average remaining contractual life (in years)	4 years 9 months 18 days
Options outstanding - weighted-average exercise price	$ 26.91
Options exercisable - number exercisable	300,000
Options exercisable - weighted-average exercise price	$ 26.91
Thirty To Forty [Member]
Stock options activity [Abstract]
Options outstanding - Number outstanding	524,237
Options outstanding - average remaining contractual life (in years)	4 years 10 months 24 days
Options outstanding - weighted-average exercise price	$ 39.75
Options exercisable - number exercisable	524,237
Options exercisable - weighted-average exercise price	$ 39.75
Forty To Fifty [Member]
Stock options activity [Abstract]
Options outstanding - Number outstanding	796,618
Options outstanding - average remaining contractual life (in years)	3 years 1 month 6 days
Options outstanding - weighted-average exercise price	$ 43.95
Options exercisable - number exercisable	791,236
Options exercisable - weighted-average exercise price	$ 43.95
Fifty To Sixty [Member]
Stock options activity [Abstract]
Options outstanding - Number outstanding	1,556,403
Options outstanding - average remaining contractual life (in years)	6 years 3 months 18 days
Options outstanding - weighted-average exercise price	$ 57.47
Options exercisable - number exercisable	1,312,243
Options exercisable - weighted-average exercise price	$ 57.28
Sixty Plus [Member]
Stock options activity [Abstract]
Options outstanding - Number outstanding	10,505
Options outstanding - average remaining contractual life (in years)	7 years 10 months 24 days
Options outstanding - weighted-average exercise price	$ 66.48
Options exercisable - number exercisable	7,002
Options exercisable - weighted-average exercise price	$ 66.48
Stock Options [Member]
Stock Based Compensation (Textuals)
Unrecognized compensation cost related to unvested stock	2
Unvested stock options	253,045
Stock Option and Other Stock Based Compensation
Stock based compensation	7	13	19
Restricted Stock Units [Member]
Stock Based Compensation (Textuals)
Stock granted	958,060	1,062,819	586,944
Weighted-average fair market value of stock	$ 40	$ 51	$ 57
Stock Option and Other Stock Based Compensation
Stock based compensation	31	26	32
Restricted Stock Units [Member] | Current Year Grants [Member]
Stock Based Compensation (Textuals)
Stock shares unvested	776,674
Restricted Stock Units [Member] | Prior Year Grants [Member]
Stock Based Compensation (Textuals)
Stock shares unvested	506,206
Restricted Stock Units [Member] | Two Prior Years Grants [Member]
Stock Based Compensation (Textuals)
Stock shares unvested	108,884
Performance Leveraged Stock Units [Member]
Stock Based Compensation (Textuals)
Stock granted	272,683	241,448	102,313
Weighted-average fair market value of stock	$ 46	$ 77	$ 76
Stock Option and Other Stock Based Compensation
Stock based compensation	8	10	7
Performance Leveraged Stock Units [Member] | Current Year Grants [Member]
Stock Based Compensation (Textuals)
Stock shares unvested	272,683
Performance Leveraged Stock Units [Member] | Prior Year Grants [Member]
Stock Based Compensation (Textuals)
Stock shares unvested	210,549
Performance Leveraged Stock Units [Member] | Two Prior Years Grants [Member]
Stock Based Compensation (Textuals)
Stock shares unvested	102,313
Strategic stock units [Member]
Stock Based Compensation (Textuals)
Weighted-average fair market value of stock	$ 41
Stock shares unvested	61,030
Stock Option and Other Stock Based Compensation
Stock based compensation	5	2
Financial Performance Common Stock [Member]
Stock Based Compensation (Textuals)
Stock granted		35,245	42,932
Financial Performance Restricted Stock Units [Member]
Stock Based Compensation (Textuals)
Stock granted		70,501	85,632
Financial Performance Stock [Member]
Stock Based Compensation (Textuals)
Weighted-average fair market value of stock		$ 59	$ 55
Other Stock Based Compensation Awards [Member]
Stock Based Compensation (Textuals)
Unrecognized compensation cost related to unvested stock	60
Total Intrinsic Fair Value Of Other Stock Based Compensation	$ 34	$ 37	$ 33
Unrecognized compensation cost expected to be recognized on a weighted-average basis, period	2 years
Common Stock Related To Strategic Stock Units [Member]
Stock Based Compensation (Textuals)
Stock granted	50,997
Restricted Stock Related To Strategic Stock Units [Member]
Stock Based Compensation (Textuals)
Stock granted	102,009